Financial Instruments - Summary of Derivatives Measured at Fair Value (Detail) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial instruments measured at fair value [line items]
Other financial assets-derivatives	€ 30	€ 96
Other financial liabilities-derivatives	89	66
Level 1 of fair value hierarchy [member]
Disclosure of financial instruments measured at fair value [line items]
Other financial assets-derivatives	9	46
Other financial liabilities-derivatives	50	6
Level 2 of fair value hierarchy [member]
Disclosure of financial instruments measured at fair value [line items]
Other financial assets-derivatives	21	50
Other financial liabilities-derivatives	€ 39	€ 60